Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	As of
	September 30, 2024	December 31, 2023
Vehicles and transportation equipment	$406,013	$551,906
Manufacturing equipment	168,099	179,274
Office furniture and equipment	153,698	188,131
Warehouse equipment	72,964	81,164
Leasehold improvements	61,072	314,819
QA equipment	43,582	33,032
Tooling and molds	—	—
	$905,428	$1,348,326
Less: accumulated depreciation	(396,094)	(430,295)
Property and equipment, net	$509,334	$918,031

	Years Ended December 31,
	2023	2022
Vehicles and transportation equipment	$551,906	$593,097
Leasehold improvements	314,819	314,819
Office furniture and equipment	188,131	188,131
Manufacturing equipment	179,274	179,274
Warehouse equipment	81,164	81,164
QA equipment	33,032	22,142
Tooling and Molds	—	15,992
	1,348,326	1,394,619

Less: accumulated depreciation	(430,295)	(250,861)
Property and equipment, net	$918,031	$1,143,758